Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Research and development expense	[1]	$ 121,199	$ 73,107
General and administrative expenses	[2]	24,620	7,756
Related Party [Member]
Research and development expense		849	8,917
General and administrative expenses		8,407	2,779
Income from transaction services agreements includes related party		$ 0	$ 775

[1]	Research and development expenses include related party amounts of $849 and $8,917 for the years ended December 31, 2025 and 2024, respectively.
[2]	General and administrative expenses include related party amounts of $8,407 and $2,779 for the years ended December 31, 2025 and 2024, respectively.